UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22067

AGIC Global Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	August 31, 2013

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2012 (unaudited)

Shares		Value*
COMMON STOCK—81.7%
	Australia—2.3%
	Airlines—0.2%
152,554	Qantas Airways Ltd. (a)	$211,219

	Biotechnology—0.9%
17,462	CSL Ltd. (b)	941,839

	Construction & Engineering—0.2%
14,173	Leighton Holdings Ltd.	255,220

	Diversified Financial Services—0.5%
139,994	Challenger Ltd.	486,882

	Metals & Mining—0.5%
58,602	Arrium Ltd.	50,282
13,924	BHP Billiton Ltd.	501,436
		551,718
	Austria—0.1%
	Building Products—0.0%
3,027	Wienerberger AG	24,599

	Metals & Mining—0.1%
2,316	Voestalpine AG	74,826

	Belgium—0.1%
	Chemicals—0.1%
5,374	Tessenderlo Chemie NV	162,559

	Bermuda—0.3%
	Insurance—0.3%
20,240	Assured Guaranty Ltd.	282,348

	Brazil—0.5%
	Metals & Mining—0.5%
32,439	Vale S.A., Class B, ADR	565,412

	Canada—0.1%
	Communications Equipment—0.1%
9,100	Research In Motion Ltd. (a)	105,560

	China—0.2%
	Electronic Equipment, Instruments—0.1%
30,500	Kingboard Chemical Holdings Ltd.	90,473

	Independent Power Producers—0.1%
38,000	China Resources Power Holdings Co., Ltd.	84,812

	Paper & Forest Products—0.0%
112,000	Lee & Man Paper Manufacturing Ltd.	67,321

	Denmark—0.1%
	Construction & Engineering—0.1%
2,000	FLSmidth & Co. AS	114,521

	Finland—0.2%
	Communications Equipment—0.0%
7,353	Nokia Oyj	24,159

	Food & Staples Retailing—0.2%
4,984	Kesko Oyj, Class B	157,396

	France—1.8%
	Airlines—0.0%
4,355	Air France - KLM (a)	39,994

	Automobiles—0.1%
9,874	Peugeot S.A. (a)	60,670
1,838	Renault S.A.	92,075
		152,745
	Commercial Banks—0.4%
4,922	BNP Paribas S.A.	275,440
12,598	Credit Agricole S.A. (a)	95,732
		371,172
	Diversified Telecommunication—0.5%
47,233	France Telecom S.A. (b)	502,409

	Electrical Equipment—0.2%
4,912	Alstom S.A.	179,000

	Household Durables—0.1%
2,043	SEB S.A.	141,557

	Metals & Mining—0.1%
154	APERAM	2,228
3,088	ArcelorMittal	46,947
		49,175

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

Shares		Value*
	Oil, Gas & Consumable Fuels—0.4%
8,490	Total S.A.	$425,481

	Germany—1.9%
	Airlines—0.4%
23,665	Deutsche Lufthansa AG	393,046

	Automobiles—0.8%
17,212	Daimler AG (b)	851,284

	Chemicals—0.3%
7,688	K+S AG	347,623

	Industrial Conglomerates—0.1%
1,496	Siemens AG	154,666

	Metals & Mining—0.1%
1,548	Salzgitter AG	71,308

	Multi-Utilities—0.0%
568	RWE AG	23,693

	Semiconductors & Semiconductor Equipment—0.2%
2,911	Aixtron AG	36,691
15,947	Infineon Technologies AG	122,371
		159,062
	Greece—0.0%
	Commercial Banks—0.0%
4,039	National Bank of Greece S.A. (a)	6,922

	Hong Kong—2.1%
	Airlines—0.3%
197,000	Cathay Pacific Airways Ltd.	346,155

	Diversified Financial Services—0.1%
8,000	Hong Kong Exchanges & Clearing Ltd.	127,440

	Electric Utilities—0.4%
59,000	Cheung Kong Infrastructure Holdings Ltd.	359,209

	Industrial Conglomerates—0.2%
3,600	Jardine Matheson Holdings Ltd.	212,422

	Marine—0.1%
10,500	Orient Overseas International Ltd.	66,677

	Real Estate Management & Development—0.8%
41,000	Hang Lung Group Ltd.	226,617
118,000	New World Development Co., Ltd.	185,671
28,000	Swire Pacific Ltd., Class A	344,072
19,600	Swire Properties Ltd.	65,738
		822,098
	Semiconductors & Semiconductor Equipment—0.2%
16,500	ASM Pacific Technology Ltd.	192,606

	Specialty Retail—0.0%
19,981	Esprit Holdings Ltd.	30,947

	Ireland—0.9%
	Banks—0.0%
20,740	Irish Bank Resolution Corp., Ltd. (a)(c)	270

	Insurance—0.9%
9,738	Permanent TSB Group Holdings PLC (a)	253
37,371	XL Group PLC, Class A	909,236
		909,489
	Israel—0.1%
	Pharmaceuticals—0.1%
3,501	Teva Pharmaceutical Industries Ltd., ADR	141,265

	Italy—0.6%
	Electric Utilities—0.2%
54,358	Enel SpA	206,165

	Household Durables—0.1%
14,735	Indesit Co. SpA	107,247

	Oil, Gas & Consumable Fuels—0.3%
13,395	ENI SpA	317,653

	Japan—4.8%
	Auto Components—0.1%
5,800	Tokai Rika Co., Ltd.	75,127

	Commercial Banks—0.4%
169,000	Hokuhoku Financial Group, Inc.	236,019
4,896	Sumitomo Mitsui Financial Group, Inc.	158,486
		394,505

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

Shares		Value*
	Computers & Peripherals—0.0%
13,000	Toshiba Corp.	$44,519

	Diversified Financial Services—0.0%
490	ORIX Corp.	49,374

	Diversified Telecommunication—0.1%
2,100	Nippon Telegraph & Telephone Corp.	94,468

	Electronic Equipment, Instruments—0.3%
3,500	FUJIFILM Holdings Corp.	64,457
5,500	Mitsumi Electric Co., Ltd. (a)	28,045
23,000	Nippon Chemi-Con Corp.	39,940
14,000	Star Micronics Co., Ltd.	136,977
		269,419
	Health Care Equipment & Supplies—0.1%
7,000	Olympus Corp.	117,170

	Household Durables—0.1%
13,300	Sony Corp.	129,586

	Leisure Equipment & Products—0.4%
5,000	Nikon Corp.	139,319
7,900	Sankyo Co., Ltd.	324,122
		463,441
	Machinery—0.2%
5,000	Glory Ltd.	110,771
4,700	Shima Seiki Manufacturing Ltd.	72,887
		183,658
	Marine—0.2%
71,000	Mitsui OSK Lines Ltd.	179,111
32,000	Nippon Yusen KK	68,276
		247,387
	Metals & Mining—0.3%
4,300	JFE Holdings, Inc.	67,006
84,160	Nippon Steel & Sumitomo Metal Corp.	194,053
		261,059
	Pharmaceuticals—0.2%
6,000	Chugai Pharmaceutical Co., Ltd.	119,110
3,300	Daiichi Sankyo Co., Ltd.	51,023
		170,133
	Road & Rail—0.1%
1,700	East Japan Railway Co.	111,754

	Software—0.0%
300	Nintendo Co., Ltd.	36,052

	Specialty Retail—0.1%
3,000	Aoyama Trading Co., Ltd.	54,556

	Tobacco—0.1%
3,200	Japan Tobacco, Inc.	95,951

	Trading Companies & Distribution—1.7%
54,000	ITOCHU Corp.	541,646
70,000	Marubeni Corp.	463,114
26,000	Mitsui & Co., Ltd.	360,870
36,900	Sumitomo Corp.	459,648
		1,825,278
	Wireless Telecommunication Services—0.4%
5,000	KDDI Corp.	371,014

	Netherlands—0.1%
	Diversified Financial Services—0.1%
14,541	ING Groep NV (a)	131,392

	New Zealand—0.2%
	Construction Materials—0.2%
27,259	Fletcher Building Ltd.	177,270

	Norway—0.6%
	Chemicals—0.5%
10,500	Yara International ASA	526,482

	Energy Equipment & Services—0.1%
3,400	TGS Nopec Geophysical Co. ASA	107,480

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

Shares		Value*
	Singapore—1.3%
	Airlines—0.3%
40,000	Singapore Airlines Ltd.	$350,704

	Commercial Banks—0.3%
36,000	Oversea-Chinese Banking Corp., Ltd.	277,419

	Distributors—0.3%
9,000	Jardine Cycle & Carriage Ltd.	360,187

	Electronic Equipment, Instruments—0.2%
26,000	Venture Corp., Ltd.	166,534

	Real Estate Management & Development—0.1%
71,000	Wing Tai Holdings Ltd.	101,478

	Transportation Infrastructure—0.1%
29,200	SATS Ltd.	67,917

	Spain—0.8%
	Construction & Engineering—0.2%
9,221	ACS Actividades de Construccion y Servicios S.A.	197,424
2,822	Sacyr Vallehermoso S.A. (a)	5,048
		202,472
	Diversified Telecommunication—0.6%
45,274	Telefonica S.A.	594,737

	Sweden—1.4%
	Commercial Banks—0.2%
19,000	Nordea Bank AB	174,201
4,200	Swedbank AB, Class A	77,669
		251,870
	Household Durables—0.1%
5,400	Electrolux AB, Class B	141,564

	Machinery—0.7%
20,200	Sandvik AB	302,521
16,000	Trelleborg AB, Class B	189,957
14,200	Volvo AB, Class B	201,483
		693,961
	Specialty Retail—0.4%
13,200	Hennes & Mauritz AB, Class B	428,748

	Switzerland—1.7%
	Biotechnology—0.3%
5,878	Actelion Ltd. (a)	291,346

	Capital Markets—0.1%
2,773	Credit Suisse Group AG (a)	65,697

	Energy Equipment & Services—0.2%
20,647	Weatherford International Ltd. (a)	214,935

	Insurance—0.8%
3,450	Zurich Financial Services AG (a)(b)	881,290

	Textiles, Apparel & Luxury Goods—0.3%
656	Swatch Group AG	317,125

	United Kingdom—8.5%
	Aerospace & Defense—0.1%
11,929	BAE Systems PLC	62,600

	Capital Markets—0.1%
17,856	3i Group PLC	60,546

	Commercial Banks—0.4%
50,729	Barclays PLC	201,208
18,343	Lloyds TSB Group PLC (a)	13,698
5,193	Royal Bank of Scotland Group PLC (a)	24,606
9,470	Standard Chartered PLC	220,888
		460,400
	Commercial Services & Supplies—0.4%
13,154	Aggreko PLC	470,543

	Food & Staples Retailing—0.4%
92,742	WM Morrison Supermarkets PLC (b)	399,594

	Industrial Conglomerates—0.1%
4,961	Cookson Group PLC	48,756
4,730	Smiths Group PLC	83,029
		131,785
	Insurance—0.8%
221,798	Old Mutual PLC	609,412
45,432	Standard Life PLC	233,089
		842,501

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

Shares		Value*
	Metals & Mining—1.6%
6,416	Anglo American PLC	$178,192
36,554	BHP Billiton PLC (b)	1,151,282
5,372	Rio Tinto PLC	266,755
4,527	Xstrata PLC	75,054
		1,671,283
	Multiline Retail—0.9%
26,858	Marks & Spencer Group PLC	168,136
12,486	Next PLC	732,858
		900,994
	Oil, Gas & Consumable Fuels—2.3%
16,993	BG Group PLC	291,541
	Royal Dutch Shell PLC,
16,201	Class A	542,433
45,399	Class B (b)	1,567,130
		2,401,104
	Professional Services—0.1%
14,108	Michael Page International PLC	80,604

	Specialty Retail—0.2%
16,621	Game Group PLC (a)(c)	266
72,326	Howden Joinery Group PLC	194,509
		194,775
	Tobacco—0.7%
14,650	British American Tobacco PLC (b)	769,578

	Wireless Telecommunication Services—0.4%
165,068	Vodafone Group PLC	425,815

	United States—51.0%
	Aerospace & Defense—1.8%
1,716	Engility Holdings, Inc. (a)	31,506
10,300	L-3 Communications Holdings, Inc.	791,555
45,800	Textron, Inc.	1,075,842
		1,898,903
	Auto Components—1.2%
5,779	BorgWarner, Inc. (a)	383,148
31,200	Johnson Controls, Inc.	859,248
		1,242,396
	Auto Manufacturers—0.0%
1,535	Motors Liquidation Co. GUC Trust (a)	29,932

	Automobiles—1.0%
82,000	Ford Motor Co.	938,900
6,114	General Motors Co. (a)	158,230
		1,097,130
	Beverages—2.1%
28,200	Coca-Cola Co.	1,069,344
15,600	Molson Coors Brewing Co., Class B	646,776
7,600	PepsiCo, Inc.	533,596
		2,249,716
	Biotechnology—1.1%
15,200	Gilead Sciences, Inc. (a)(b)	1,140,000

	Communications Equipment—3.5%
5,266	Aviat Networks, Inc. (a)	14,481
70,748	Cisco Systems, Inc.	1,337,845
5,984	EchoStar Corp., Class A (a)	187,658
21,200	Harris Corp.	999,156
17,000	Qualcomm, Inc.	1,081,540
		3,620,680
	Computers & Peripherals—2.6%
2,400	Apple, Inc.	1,404,672
51,700	EMC Corp. (a)	1,283,194
		2,687,866
	Diversified Financial Services—1.0%
24,837	JP Morgan Chase & Co.	1,020,304

	Diversified Telecommunication Services—1.2%
6,769	Frontier Communications Corp.	32,559
28,200	Verizon Communications, Inc.	1,244,184
		1,276,743
	Electric Utilities—1.2%
13,855	Entergy Corp.	880,347
11,625	Exelon Corp.	351,307
		1,231,654

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

Shares		Value*
	Electronic Equipment, Instruments & Components—0.8%
14,000	Amphenol Corp., Class A (b)	$866,880

	Energy Equipment & Services—3.0%
9,700	Diamond Offshore Drilling, Inc.	669,300
15,500	National Oilwell Varco, Inc.	1,058,650
20,100	Schlumberger Ltd.	1,439,562
		3,167,512
	Food Products—0.9%
34,884	Archer-Daniels-Midland Co.	931,403

	Health Care Equipment & Supplies—2.1%
15,600	Baxter International, Inc.	1,033,812
2,300	Intuitive Surgical, Inc. (a)(b)	1,216,700
		2,250,512
	Health Care Providers & Services—2.6%
23,000	CIGNA Corp.	1,202,210
12,500	McKesson Corp. (b)	1,180,875
5,691	WellPoint, Inc.	318,127
		2,701,212
	Hotels, Restaurants & Leisure—1.0%
11,900	McDonald’s Corp.	1,035,776

	Household Products—1.1%
16,500	Procter & Gamble Co.	1,152,195

	Independent Power Producers & Energy Traders—0.8%
38,461	NRG Energy, Inc.	811,527

	Industrial Conglomerates—1.2%
62,026	General Electric Co.	1,310,609

	Insurance—1.7%
2,679	American International Group, Inc. (a)	88,755
46,000	Genworth Financial, Inc., Class A (a)	273,700
16,771	MetLife, Inc.	556,630
17,000	Prudential Financial, Inc.	886,040
		1,805,125
	Internet Software & Services—1.3%
1,900	Google, Inc., Class A (a)	1,326,903

	IT Services—0.9%
5,200	International Business Machines Corp.	988,364

	Machinery—2.9%
18,700	AGCO Corp. (a)	863,005
2,221	Colfax Corp. (a)	86,597
14,200	Deere & Co.	1,193,510
14,900	Joy Global, Inc.	849,151
		2,992,263
	Media—1.1%
29,919	DISH Network Corp., Class A (a)	1,108,200

	Metals & Mining—0.9%
23,400	Freeport-McMoRan Copper & Gold, Inc.	912,834

	Multiline Retail—1.2%
19,500	Target Corp.	1,231,035

	Multi-Utilities—1.1%
28,169	PG&E Corp.	1,153,521

	Oil, Gas & Consumable Fuels—1.4%
5,500	Occidental Petroleum Corp.	413,655
19,400	Peabody Energy Corp.	487,134
18,800	Valero Energy Corp.	606,488
		1,507,277
	Pharmaceuticals—4.2%
15,100	Abbott Laboratories	981,500
36,200	Bristol-Myers Squibb Co.	1,181,206
18,224	Johnson & Johnson	1,270,759
21,200	Merck & Co., Inc.	939,160
		4,372,625
	Semiconductors & Semiconductor Equipment—1.8%
48,000	Intel Corp.	939,360
33,900	Texas Instruments, Inc.	999,033
		1,938,393
	Software—2.3%
44,500	Microsoft Corp.	1,184,590
36,900	Oracle Corp.	1,184,490
		2,369,080
	Total Common Stock (cost-$132,570,027)	85,555,395

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—9.2%
	Aerospace & Defense—0.1%
2,000	United Technologies Corp., 7.50%, 8/1/15	$109,440

	Airlines—0.5%
14,985	Continental Airlines Finance Trust II, 6.00%, 11/15/30	503,871

	Auto Components—0.5%
10,700	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	480,858

	Automobiles—0.5%
60,000	Escrow GM Corp., 7/15/33 (a)(c)	—
11,800	General Motors Co., 4.75%, 12/1/13, Ser. B	477,546
		477,546
	Capital Markets—0.8%
4,600	AMG Capital Trust I, 5.10%, 4/15/36	246,962
	Escrow Lehman Brothers Holdings, Inc. (a)(c)(d),
42,200	6.00%, 10/12/10, Ser. GIS	134,432
9,300	28.00%, 3/6/09, Ser. RIG	121,760
10,260	The Goldman Sachs Group, Inc., 8.00%, 3/14/13 (NetApp, Inc.) (e)	353,724
		856,878
	Commercial Banks—0.5%
1,700	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (f)	236,194
250	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	309,000
		545,194
	Commercial Services & Supplies—0.4%
7,036	United Rentals, Inc., 6.50%, 8/1/28	375,766

	Diversified Financial Services—1.1%
600	Bank of America Corp., 7.25%, 1/30/13, Ser. L (f)	667,800
4,950	Citigroup, Inc., 7.50%, 12/15/12	496,733
		1,164,533
	Electric Utilities—0.4%
4,900	NextEra Energy, Inc., 5.599%, 6/1/15	254,800
3,875	PPL Corp., 9.50%, 7/1/13	208,863
		463,663
	Food Products—1.0%
10,000	Bunge Ltd., 4.875% (f)	1,016,100

	Household Durables—0.2%
2,000	Stanley Black & Decker, Inc., 4.75%, 11/17/15	241,180

	Insurance—0.3%
7,100	MetLife, Inc., 5.00%, 10/8/14	316,589

	IT Services—0.1%
2,000	Unisys Corp., 6.25%, 3/1/14	106,600

	Multi-Utilities—0.5%
11,000	AES Trust III, 6.75%, 10/15/29	548,900

	Oil, Gas & Consumable Fuels—0.8%
8,300	Apache Corp., 6.00%, 8/1/13	368,769
4,700	ATP Oil & Gas Corp., 8.00%, 10/1/14 (f)(g)(h)	3,760
6,700	Chesapeake Energy Corp., 5.00%, 12/31/49 (f)	501,662
		874,191
	Professional Services—0.5%
10,400	Nielsen Holdings NV, 6.25%, 2/1/13	551,524

	Real Estate Investment Trust—0.6%
10,700	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	283,015
5,570	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (f)	313,034
		596,049
	Road & Rail—0.4%
47,690	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (h)	422,414
	Total Convertible Preferred Stock (cost-$12,312,944)	9,651,296

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—7.9%
	Capital Markets—0.9%
$500	Ares Capital Corp., 5.75%, 2/1/16	539,687
475	BGC Partners, Inc., 4.50%, 7/15/16	432,844
		972,531

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Construction Materials—0.5%
$505	Cemex S.A.B. de C.V., 4.875%, 3/15/15	$520,150

	Diversified Telecommunication Services—0.2%
160	Level 3 Communications, Inc., 15.00%, 1/15/13	167,000

	Electrical Equipment—0.6%
495	EnerSys, 3.375%, 6/1/38 (i)	561,206

	Hotels, Restaurants & Leisure—0.7%
450	MGM Resorts International, 4.25%, 4/15/15	459,281
295	Morgans Hotel Group Co., 2.375%, 10/15/14	272,875
		732,156
	Internet Software & Services—0.4%
275	VeriSign, Inc., 3.25%, 8/15/37	320,547
150	WebMD Health Corp., 2.50%, 1/31/18	125,719
		446,266
	IT Services—0.5%
300	Alliance Data Systems Corp., 1.75%, 8/1/13	546,375

	Machinery—0.7%
515	Greenbrier Cos, Inc., 3.50%, 4/1/18	491,825
300	Navistar International Corp., 3.00%, 10/15/14	276,000
		767,825
	Marine—0.4%
550	DryShips, Inc., 5.00%, 12/1/14	430,031

	Media—0.9%
	Liberty Interactive LLC,
310	3.125%, 3/30/23	446,400
1,000	3.50%, 1/15/31	483,125
		929,525
	Metals & Mining—0.2%
200	Steel Dynamics, Inc., 5.125%, 6/15/14	213,625

	Oil, Gas & Consumable Fuels—0.4%
485	Endeavour International Corp., 5.50%, 7/15/16	421,950

	Real Estate Investment Trust—0.3%
250	Boston Properties LP, 3.75%, 5/15/36	271,406

	Semiconductors & Semiconductor Equipment—0.7%
500	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	463,750
300	SunPower Corp., 4.75%, 4/15/14	284,250
		748,000
	Software—0.1%
125	TeleCommunication Systems, Inc., 4.50%, 11/1/14 (g)(h)	117,500

	Thrifts & Mortgage Finance—0.3%
	MGIC Investment Corp.,
200	5.00%, 5/1/17	143,375
395	9.00%, 4/1/63 (g)(h)	137,263
		280,638
	Trading Companies & Distributors—0.1%
125	Titan Machinery, Inc., 3.75%, 5/1/19 (g)(h)	114,141
	Total Convertible Bonds & Notes (cost-$8,841,198)	8,240,325

Shares
PREFERRED STOCK—0.2%
Germany—0.2%
Automobiles—0.2%
3,950	Porsche Automobile Holding SE (cost-$899,346)	293,237

Units
WARRANTS (a)—0.1%
	Automobiles—0.1%
	General Motors Co.,
5,558	expires 7/10/16	92,930
5,558	expires 7/10/19	58,748
	Total Warrants (cost-$775,632)	151,678

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
SHORT-TERM INVESTMENT—0.6%
	Time Deposit—0.6%
$602	Citibank-London, 0.03%, 12/3/12 (cost-$602,423)	$602,423

	Total Investments, before call options written (cost-$156,001,570) (j) — 99.7%	104,494,354

Contracts
CALL OPTIONS WRITTEN (a)— (0.0)%
	Amphenol Corp.,
95	strike price $65, expires 1/19/13	(7,838)
	Gilead Sciences, Inc.,
105	strike price $75, expires 12/22/12	(16,695)
	Intuitive Surgical, Inc.,
15	strike price $590, expires 1/19/13	(4,012)
	McKesson Corp.,
85	strike price $97.5, expires 12/22/12	(2,550)
	Total Call Options Written (premiums received-$38,789)	(31,095)

	Total Investments, net of call options written (cost-$155,962,781) (k)—99.7%	104,463,259
	Other assets less other liabilities—0.3%	281,730
	Net Assets—100.0%	$104,744,989

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotatioins, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services  use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procudures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation method to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors Capital LLC  (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established  by the Board to oversee the implementation of the Fund’s to make valuation methods and fair value determinations on behalf of the Board, as by the Board instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be approprirate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relatioin to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these sold and these differences could be material. The Fund’s NAV is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities and other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Fund may, among other things, consider to significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in the determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective derterminations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

(a)	Non-income producing.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for call options written.
(c)	Fair-Valued—Securities with an aggregate value of $256,728, representing 0.3% of net assets.
(d)	In default.
(e)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(f)	Perpetual maturity. The date shown, if any, is the next call date.
(g)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $372,664, representing 0.4% of net assets.
(h)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(j)

At November 30, 2012, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $157,141,570. Gross unrealized appreciation was $5,657,995, gross unrealized depreciation was $58,305,211 and net unrealized depreciation was $52,647,216 The difference between book and tax cost basis was attributable to wash sale loss deferrals.

(k)	Securities with an aggregrate value of $30,200,770, representing 28.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR — American Depositary Receipt

GUC — General Unsecured Creditors

REIT — Real Estate Investment Trust

Other Investments:

Transactions in options written for the three months ended November 30, 2012:

	Contracts	Premiums
Options outstanding, August 31, 2012	600	$49,879
Options written	1,875	150,532
Options terminated in closing transactions	(1,744)	(112,223)
Options expired	(431)	(49,399)
Options outstanding, November 30, 2012	300	$38,789

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated input

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committees’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techiniques used by the Fund to measure fair value during the three months ended November 30, 2012 were intended to maximize the use of observable inputs and minimized the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

A summary of the inputs used at November 30, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable		Value at
	Quoted Prices	Inputs	Inputs		11/30/12
Investments in Securities - Assets
Common Stock:
Australia	—	$2,446,878	—		$2,446,878
Austria	—	99,425	—		99,425
Belgium	—	162,559	—		162,559
China	—	242,606	—		242,606
Denmark	—	114,521	—		114,521
Finland	—	181,555	—		181,555
France	—	1,861,533	—		1,861,533
Germany	—	2,000,682	—		2,000,682
Greece	—	6,922	—		6,922
Hong Kong	—	2,157,554	—		2,157,554
Ireland	$909,236	253	$270		909,759
Italy	—	631,065	—		631,065
Japan	—	4,994,451	—		4,994,451
Netherlands	—	131,392	—		131,392
New Zealand	—	177,270	—		177,270
Norway	—	633,962	—		633,962
Singapore	—	1,324,239	—		1,324,239
Spain	—	797,209	—		797,209
Sweden	—	1,516,143	—		1,516,143
Switzerland	214,935	1,555,458	—		1,770,393
United Kingdom	—	8,871,856	266		8,872,122
All Other	54,523,155	—	—		54,523,155
Convertible Preferred Stock:
Airlines	—	503,871	—		503,871
Automobiles	477,546	—	—	†	477,546
Capital Markets	—	600,686	256,192		856,878
Commercial Banks	309,000	236,194	—		545,194
Commercial Services & Supplies	—	375,766	—		375,766
Oil, Gas & Consumable Fuels	368,769	505,422	—		874,191
Professional Services	—	551,524	—		551,524
Road & Rail	—	422,414	—		422,414
All Other	5,043,912	—	—		5,043,912
Convertible Bonds & Notes	—	8,240,325	—		8,240,325
Preferred Stock	—	293,237	—		293,237
Warrants	151,678	—	—		151,678
Short-Term Investment	—	602,423	—		602,423
Total Investments in Securities - Assets	$61,998,231	$42,239,395	$256,728		$104,494,354
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(31,095)	—	—		$(31,095)
Total Investments	$61,967,136	$42,239,395	$256,728		$104,463,259

† Escrow GM Corp. is fair-valued at $0.

At November 30, 2012, a security valued at $253 was transferred from Level 1 to Level 2 due to the application of the modeling tool provided by a third-party vendor.

AGIC Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended November 30, 2012, was as follows:

							Net
						Net	Change in
	Beginning				Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance				Discounts	Gain	Appreciation/	into	out of	Balance
	8/31/12		Purchases	Sales	(Premiums)	(Loss)	(Depreciation)	Level 3	Level 3	11/30/12
Investments in Securities - Assets
Common Stock:
Ireland	$261		—	—	—	—	$9	—	—	$270
United Kingdom	264		—	—	—	—	2	—	—	266
Convertible Preferred Stock:
Automobiles	—	†	—	—	—	—	—	—	—	—	†
Capital Markets	332,377		—	—	—	—	(76,185)	—	—	256,192
Total Investments	$332,902		—	$—	—	$—	$(76,174)	$—	—	$256,728

† Escrow GM Corp. is fair-valued at $0.

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at November 30, 2012 was $(76,174).

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized as Level 3 at November 30, 2012:

	Ending Balance		Valuaton	Unobservable	Input
	at 11/30/12		Technique Used	Inputs	Values
Investments in Securities - Assets
Common Stock:
Ireland	$270		Liquidation Value	Price	EUR	0.01
United Kingdom	266		Liquidation Value	Price	GBP	0.01
Convertible Preferred Stock:
Automobiles	—	†	Liquidation Value	Price	—		†
Capital Markets	256,192		Fundamental Analytical Data Relating to the Investment	Price	$3.19 – $13.09
	$256,728

† Escrow GM Corp. is fair-valued at $0.

Glossary:

EUR — Euro

GBP — British Pound

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Global Equity & Convertible Income Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 18, 2013

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 18, 2013

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 18, 2013